SEGMENT INFORMATION - Reconciliation of Adjusted EBIT to Net Income for Industrial Activities (Details) - USD ($) $ in Millions		3 Months Ended		9 Months Ended
	Apr. 16, 2018	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Net income (loss)		$ 329	$ (932)	$ 1,453	$ (625)
Income tax (expense) benefit		(79)	15	(424)	78
Restructuring expense of Industrial Activities		(22)	(7)	(32)	(19)
Goodwill impairment charge		0	0	$ 0	(585)
Amortization period of retirement benefits payable				4 years 6 months
Reduction of plan liability	$ 527
Nanjing Iveco Motor Co. | Variable interest entities
Segment Reporting Information [Line Items]
Realized gain on sale of interest in equity method investment		$ 42
Equity method investments, ownership percentage		19.90%		19.90%
Unallocated items, eliminations and other
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		$ (62)	(65)	$ (213)	(179)
Industrial Activities | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		469	238	1,713	32
Net income (loss)		408	(947)	1,877	(703)
Interest expense of Industrial Activities, net of interest income and eliminations		(55)	(63)	(180)	(181)
Foreign exchange gains (losses), net of Industrial Activities		(8)	(17)	(30)	(22)
Finance and non-service component of Pension and other post-employment benefit cost of Industrial Activities		34	29	104	85
Restructuring expense of Industrial Activities		(22)	(7)	(32)	(19)
Goodwill impairment charge		0	0	0	(585)
Other discrete items of Industrial Activities(2)		23	0	10	(544)
Nikola investment fair value adjustment		(190)	(1,207)	(118)	268
Pre-tax gain from amortization of benefits modification		$ 30	$ 30	$ 90	$ 90
Amortization period of retirement benefits payable		4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Reduction of plan liability		$ 527	$ 527	$ 527	$ 527
Industrial Activities | Operating segments | Variable interest entities
Segment Reporting Information [Line Items]
Realized gain on sale of interest in equity method investment		13		13
Industrial Activities | Operating segments | Nanjing Iveco Motor Co.
Segment Reporting Information [Line Items]
Realized gain on sale of interest in equity method investment		42		42
Separation costs		$ 30		$ 39
Industrial Activities | Operating segments | Nanjing Iveco Motor Co. | Variable interest entities
Segment Reporting Information [Line Items]
Equity method investments, ownership percentage		30.10%		30.10%
Agriculture | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		$ 415	274	$ 1,396	501
Construction | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		21	(24)	70	(194)
Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		51	(7)	227	(219)
Powertrain | Operating segments
Segment Reporting Information [Line Items]
Total Adjusted EBIT of Industrial Activities		44	60	233	123
Financial Services | Operating segments
Segment Reporting Information [Line Items]
Net income (loss)		118	56	308	189
Income tax (expense) benefit		$ (39)	$ (24)	$ (102)	$ (74)